Intangible Assets, Net (Details) - Schedule of amortization amount of intangible asset	Jun. 30, 2022 USD ($)
Schedule of Amortization Amount of Intangible Asset [Abstract]
Remainder of 2022	$ 740
2023	1,480
2024	1,480
2025	1,480
2026	1,480
Thereafter	1,233
Total	$ 7,893